Investment Objectives and Goals - iShares iBonds Dec 2036 Term Treasury ETF	Feb. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® DEC 2036 TERM TREASURY ETFTicker: IBTRStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares iBonds Dec 2036 Term Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds maturing in 2036.